Share Capital - Disclosure of detailed information about warrants, activity (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) shares $ / shares	Dec. 31, 2018 CAD ($) shares $ / shares
Components Of Warrants [Line Items]
Number of warrants outstanding in share-based payment arrangement at beginning of period	3,793,184	12,748,898
Weighted average exercise price of warrants outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 1.70	$ 1.50
Number of warrants granted in share-based payment arrangement		1,071,580
Weighted average exercise price of warrants granted in share-based payment arrangement | $		$ 0.95
Number of warrants expired in share-based payment arrangement	0	(10,027,294)
Weighted average exercise price of warrants expired in share-based payment arrangement | $	$ 0	$ 0.83
Number of warrants outstanding in share-based payment arrangement at end of period	3,793,184	3,793,184
Weighted average exercise price of warrants outstanding in share-based payment arrangement at end of period | $ / shares	$ 1.70	$ 1.70